Term Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Term Deposit [Abstract]
Letter of credit issued to various airlines	$ 90	$ 90
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 1,710	$ 1,200